Distribution Date:	10/18/24	Benchmark 2019-B10 Mortgage Trust
Determination Date:	10/11/24
Next Distribution Date:	11/18/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2019-B10
Revisions to DDST
Initial report failed to split the DDST into pooled and non-pooled reports. Reports have been corrected.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Additional Information	6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	8	Primary Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	9-13		Association
Mortgage Loan Detail (Part 1)	14-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-17
		Special Servicer	Argentic Services Company LP
Principal Prepayment Detail	18
			Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Historical Detail	19		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Liquidated Loan Detail	25		Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Bond / Collateral Loss Reconciliation Detail	26		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	27	Directing Holder	ES Ventures Holding, Inc.
Supplemental Notes	28		CMBSNotices@elliottmgmt.com	(212) 974-3379	CMBSNotices@elliottmgmt.com
			C/o Elliott Management Corporation, 40 W. 57th Street | New York,, NY 10019 | United States
		3 Columbus Circle Loan-	Prima Capital Advisors LLC
		Specific Directing Holder
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162VAA6	2.793000%	18,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162VAB4	3.614000%	130,611,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	08162VAC2	3.615000%	36,997,000.00	33,531,673.67	627,275.16	101,014.17	0.00	0.00	728,289.33	32,904,398.51	34.97%	30.00%
A-3	08162VAD0	3.455000%	260,000,000.00	257,448,647.22	5,255.31	741,237.56	0.00	0.00	746,492.87	257,443,391.91	34.97%	30.00%
A-4	08162VAE8	3.717000%	319,747,000.00	319,747,000.00	0.00	990,416.33	0.00	0.00	990,416.33	319,747,000.00	34.97%	30.00%
A-M	08162VAG3	3.979000%	107,978,000.00	107,978,000.00	0.00	358,037.05	0.00	0.00	358,037.05	107,978,000.00	23.46%	20.13%
B	08162VAH1	4.180000%	45,105,000.00	45,105,000.00	0.00	157,115.75	0.00	0.00	157,115.75	45,105,000.00	18.65%	16.00%
C	08162VAJ7	3.750000%	45,105,000.00	45,105,000.00	0.00	140,953.13	0.00	0.00	140,953.13	45,105,000.00	13.84%	11.88%
D	08162VAV0	3.000000%	28,703,000.00	28,703,000.00	0.00	71,757.50	0.00	0.00	71,757.50	28,703,000.00	10.78%	9.25%
E	08162VAX6	3.000000%	23,236,000.00	23,236,000.00	0.00	58,090.00	0.00	0.00	58,090.00	23,236,000.00	8.30%	7.13%
F	08162VAZ1	3.628658%	24,602,000.00	24,602,000.00	0.00	74,393.54	0.00	0.00	74,393.54	24,602,000.00	5.68%	4.88%
G	08162VBB3	3.628658%	10,935,000.00	10,935,000.00	0.00	33,066.15	0.00	0.00	33,066.15	10,935,000.00	4.52%	3.88%
H*	08162VBD9	3.628658%	42,371,344.00	42,371,344.00	0.00	62,091.02	0.00	0.00	62,091.02	42,371,344.00	0.00%	0.00%
VRR Interest	BCC2JC348	4.878658%	57,550,018.15	49,408,561.35	33,291.08	197,397.39	0.00	0.00	230,688.47	49,375,270.27	0.00%	0.00%
R	08162VBH0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08162VBG2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,151,000,362.15	988,171,226.24	665,821.55	2,985,569.59	0.00	0.00	3,651,391.14	987,505,404.69

X-A	08162VAF5	1.220906%	873,393,000.00	718,705,320.89	0.00	731,226.34	0.00	0.00	731,226.34	718,072,790.42
X-B	08162VAK4	0.913658%	90,210,000.00	90,210,000.00	0.00	68,684.27	0.00	0.00	68,684.27	90,210,000.00
X-D	08162VAM0	1.878658%	51,939,000.00	51,939,000.00	0.00	81,313.03	0.00	0.00	81,313.03	51,939,000.00
X-F	08162VAP3	1.250000%	24,602,000.00	24,602,000.00	0.00	25,627.08	0.00	0.00	25,627.08	24,602,000.00
X-G	08162VAR9	1.250000%	10,935,000.00	10,935,000.00	0.00	11,390.63	0.00	0.00	11,390.63	10,935,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	08162VAT5	1.250000%	42,371,344.00	42,371,344.00	0.00	44,136.82	0.00	0.00	44,136.82	42,371,344.00
Notional SubTotal			1,093,450,344.00	938,762,664.89	0.00	962,378.17	0.00	0.00	962,378.17	938,130,134.42

Deal Distribution Total					665,821.55	3,947,947.76	0.00	0.00	4,613,769.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162VAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162VAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	08162VAC2	906.33493716	16.95475741	2.73033408	0.00000000	0.00000000	0.00000000	0.00000000	19.68509149	889.38017974
A-3	08162VAD0	990.18710469	0.02021273	2.85091369	0.00000000	0.00000000	0.00000000	0.00000000	2.87112642	990.16689196
A-4	08162VAE8	1,000.00000000	0.00000000	3.09749999	0.00000000	0.00000000	0.00000000	0.00000000	3.09749999	1,000.00000000
A-M	08162VAG3	1,000.00000000	0.00000000	3.31583332	0.00000000	0.00000000	0.00000000	0.00000000	3.31583332	1,000.00000000
B	08162VAH1	1,000.00000000	0.00000000	3.48333333	0.00000000	0.00000000	0.00000000	0.00000000	3.48333333	1,000.00000000
C	08162VAJ7	1,000.00000000	0.00000000	3.12500011	0.00000000	0.00000000	0.00000000	0.00000000	3.12500011	1,000.00000000
D	08162VAV0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	08162VAX6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	08162VAZ1	1,000.00000000	0.00000000	3.02388180	0.00000000	0.00000000	0.00000000	0.00000000	3.02388180	1,000.00000000
G	08162VBB3	1,000.00000000	0.00000000	3.02388203	0.00000000	0.00000000	0.00000000	0.00000000	3.02388203	1,000.00000000
H	08162VBD9	1,000.00000000	0.00000000	1.46540124	1.55848089	22.11017781	0.00000000	0.00000000	1.46540124	1,000.00000000
VRR Interest	BCC2JC348	858.53250682	0.57847210	3.43001438	0.06039129	0.85677262	0.00000000	0.00000000	4.00848649	857.95403472
R	08162VBH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08162VBG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162VAF5	822.88880365	0.00000000	0.83722487	0.00000000	0.00000000	0.00000000	0.00000000	0.83722487	822.16458160
X-B	08162VAK4	1,000.00000000	0.00000000	0.76138200	0.00000000	0.00000000	0.00000000	0.00000000	0.76138200	1,000.00000000
X-D	08162VAM0	1,000.00000000	0.00000000	1.56554862	0.00000000	0.00000000	0.00000000	0.00000000	1.56554862	1,000.00000000
X-F	08162VAP3	1,000.00000000	0.00000000	1.04166653	0.00000000	0.00000000	0.00000000	0.00000000	1.04166653	1,000.00000000
X-G	08162VAR9	1,000.00000000	0.00000000	1.04166712	0.00000000	0.00000000	0.00000000	0.00000000	1.04166712	1,000.00000000
X-H	08162VAT5	1,000.00000000	0.00000000	1.04166675	0.00000000	0.00000000	0.00000000	0.00000000	1.04166675	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/24 - 09/30/24	30	0.00	101,014.17	0.00	101,014.17	0.00	0.00	0.00	101,014.17	0.00
A-3	09/01/24 - 09/30/24	30	0.00	741,237.56	0.00	741,237.56	0.00	0.00	0.00	741,237.56	0.00
A-4	09/01/24 - 09/30/24	30	0.00	990,416.33	0.00	990,416.33	0.00	0.00	0.00	990,416.33	0.00
A-M	09/01/24 - 09/30/24	30	0.00	358,037.05	0.00	358,037.05	0.00	0.00	0.00	358,037.05	0.00
X-A	09/01/24 - 09/30/24	30	0.00	731,226.34	0.00	731,226.34	0.00	0.00	0.00	731,226.34	0.00
X-B	09/01/24 - 09/30/24	30	0.00	68,684.27	0.00	68,684.27	0.00	0.00	0.00	68,684.27	0.00
X-D	09/01/24 - 09/30/24	30	0.00	81,313.03	0.00	81,313.03	0.00	0.00	0.00	81,313.03	0.00
X-F	09/01/24 - 09/30/24	30	0.00	25,627.08	0.00	25,627.08	0.00	0.00	0.00	25,627.08	0.00
X-G	09/01/24 - 09/30/24	30	0.00	11,390.63	0.00	11,390.63	0.00	0.00	0.00	11,390.63	0.00
X-H	09/01/24 - 09/30/24	30	0.00	44,136.82	0.00	44,136.82	0.00	0.00	0.00	44,136.82	0.00
B	09/01/24 - 09/30/24	30	0.00	157,115.75	0.00	157,115.75	0.00	0.00	0.00	157,115.75	0.00
C	09/01/24 - 09/30/24	30	0.00	140,953.13	0.00	140,953.13	0.00	0.00	0.00	140,953.13	0.00
D	09/01/24 - 09/30/24	30	0.00	71,757.50	0.00	71,757.50	0.00	0.00	0.00	71,757.50	0.00
E	09/01/24 - 09/30/24	30	0.00	58,090.00	0.00	58,090.00	0.00	0.00	0.00	58,090.00	0.00
F	09/01/24 - 09/30/24	30	0.00	74,393.54	0.00	74,393.54	0.00	0.00	0.00	74,393.54	0.00
G	09/01/24 - 09/30/24	30	0.00	33,066.15	0.00	33,066.15	0.00	0.00	0.00	33,066.15	0.00
H	09/01/24 - 09/30/24	30	870,803.02	128,125.94	0.00	128,125.94	66,034.93	0.00	0.00	62,091.02	936,837.95
VRR Interest	09/01/24 - 09/30/24	30	45,831.76	200,872.91	0.00	200,872.91	3,475.52	0.00	0.00	197,397.39	49,307.28
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			916,634.78	4,017,458.20	0.00	4,017,458.20	69,510.45	0.00	0.00	3,947,947.76	986,145.23

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Pooled Aggregate Available Funds (1)	4,613,769.31
Gain-on-Sale Proceeds Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,036,452.21	Master Servicing Fee	9,869.89
Interest Reductions due to Nonrecoverability Determination	0.00	Trustee / Certificate Administrator Fee	5,599.64
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	411.74
Deferred Interest	0.00	Operating Advisor Fee	1,276.39
ARD Interest	0.00	EU Reporting Administrator Fee	1,836.35
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,036,452.21	Total Fees	18,994.00

Principal		Expenses/Reimbursements
Scheduled Principal	665,821.55	Reimbursement for Interest on Advances	8,345.58
Unscheduled Principal Collections		ASER Amount	57,620.40
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,094.98
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,449.49
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	665,821.55	Total Expenses/Reimbursements	69,510.45

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,947,947.76
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	665,821.55
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,613,769.31
Total Funds Collected	4,702,273.76	Total Funds Distributed	4,702,273.76

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	988,171,227.04	988,171,227.04	Beginning Certificate Balance	988,171,226.24
(-) Scheduled Principal Collections	665,821.55	665,821.55	(-) Principal Distributions	665,821.55
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	987,505,405.49	987,505,405.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	988,849,792.60	988,849,792.60	Ending Certificate Balance	987,505,404.69
Ending Actual Collateral Balance	988,213,462.59	988,213,462.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.80)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.80)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	61,575,222.82	6.24%	53	4.9899	NAP	Defeased	3	61,575,222.82	6.24%	53	4.9899	NAP
	7,499,999 or less	3	16,401,685.13	1.66%	53	4.8458	2.449814	1.44 or less	17	383,133,325.28	38.80%	51	4.9955	1.043954
7,500,000 to 14,999,999		14	163,259,364.33	16.53%	52	5.0038	1.603149	1.45 to 1.49	4	95,416,164.25	9.66%	53	4.4552	1.482620
15,000,000 to 24,999,999		10	202,028,575.24	20.46%	52	5.0639	1.427061	1.50 to 1.74	5	91,552,459.26	9.27%	52	4.9695	1.621104
25,000,000 to 49,999,999		9	295,093,606.16	29.88%	52	4.9352	1.652350	1.75 to 2.49	11	327,933,405.99	33.21%	52	4.8981	2.057554
	50,000,000 or greater	4	249,146,951.81	25.23%	51	4.6452	1.492006	2.50 to 3.49	2	22,544,827.89	2.28%	53	4.8467	2.840073
	Totals	43	987,505,405.49	100.00%	52	4.9016	1.586678	3.50 and greater	1	5,350,000.00	0.54%	52	4.4100	3.910000
								Totals	43	987,505,405.49	100.00%	52	4.9016	1.586678
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	61,575,222.82	6.24%	53	4.9899	NAP
							Defeased	4	61,575,222.82	6.24%	53	4.9899	NAP
Alabama	21	30,207,365.29	3.06%	52	5.2091	1.912587
							Industrial	1	6,069,690.78	0.61%	52	4.8800	1.380000
Arizona	3	51,769,380.82	5.24%	52	5.7292	2.105598
							Lodging	5	92,796,109.80	9.40%	52	5.4152	1.757502
California	7	180,831,519.30	18.31%	52	4.7608	1.648557
							Mixed Use	6	95,800,000.00	9.70%	53	5.0208	1.795428
Colorado	1	30,225,809.74	3.06%	53	4.8900	1.710000
							Multi-Family	12	184,172,586.84	18.65%	53	4.9697	1.484767
Florida	2	10,636,891.67	1.08%	52	5.0882	1.652139
							Office	17	338,881,564.36	34.32%	52	4.6149	1.496707
Illinois	4	40,259,116.65	4.08%	53	4.8883	1.985745
							Other	1	11,000,000.00	1.11%	53	4.8500	1.930000
Indiana	1	12,032,643.53	1.22%	51	4.9600	1.220000
							Retail	43	166,779,780.16	16.89%	51	5.0023	1.381150
Iowa	2	1,617,459.84	0.16%	51	5.1575	1.190000
							Self Storage	6	30,430,450.74	3.08%	52	5.0340	2.426474
Massachusetts	1	5,275,893.04	0.53%	53	4.8200	1.410000
							Totals	95	987,505,405.49	100.00%	52	4.9016	1.586678
Michigan	4	4,893,043.96	0.50%	51	5.1541	1.516248

Minnesota	7	5,993,704.00	0.61%	51	5.1575	1.190000

Missouri	1	59,146,951.81	5.99%	49	4.9968	1.080000

New Hampshire	1	5,008,759.22	0.51%	53	4.8200	1.410000

New York	10	221,143,484.71	22.39%	52	4.5835	1.562576

Ohio	3	60,577,401.93	6.13%	51	5.0386	1.336915

Oklahoma	10	48,215,511.94	4.88%	53	5.2204	1.399164

Pennsylvania	4	36,066,643.35	3.65%	53	5.0948	1.430186

Tennessee	1	6,069,690.78	0.61%	52	4.8800	1.380000

Texas	7	94,258,911.09	9.55%	53	4.8574	1.637787

Washington	1	21,700,000.00	2.20%	52	5.0000	0.810000

Totals	95	987,505,405.49	100.00%	52	4.9016	1.586678

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	61,575,222.82	6.24%	53	4.9899	NAP	Defeased	3	61,575,222.82	6.24%	53	4.9899	NAP
	3.9999% or less	2	115,000,000.00	11.65%	53	3.8917	1.946522	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	2	16,704,741.34	1.69%	53	4.4032	3.189484	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	15	365,539,275.97	37.02%	52	4.8698	1.362879	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	21	428,686,165.36	43.41%	52	5.2064	1.572779	49 months or greater	40	925,930,182.67	93.76%	52	4.8958	1.565500
	Totals	43	987,505,405.49	100.00%	52	4.9016	1.586678	Totals	43	987,505,405.49	100.00%	52	4.9016	1.586678
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	61,575,222.82	6.24%	53	4.9899	NAP	Defeased	3	61,575,222.82	6.24%	53	4.9899	NAP
	60 months or less	40	925,930,182.67	93.76%	52	4.8958	1.565500	Interest Only	18	490,950,683.49	49.72%	52	4.7863	1.651364
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	21	423,624,757.84	42.90%	52	5.0359	1.431561
	Totals	43	987,505,405.49	100.00%	52	4.9016	1.586678	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	1	11,354,741.34	1.15%	53	4.4000	2.850000
								Totals	43	987,505,405.49	100.00%	52	4.9016	1.586678
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	61,575,222.82	6.24%	53	4.9899	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	873,290,442.35	88.43%	52	4.8856	1.606986
	13 months to 24 months	2	44,539,056.83	4.51%	52	5.0583	0.834924
	25 months or greater	1	8,100,683.49	0.82%	53	5.1000	1.110000
	Totals	43	987,505,405.49	100.00%	52	4.9016	1.586678
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10201216	1	OF	New York	NY	Actual/360	3.914%	244,625.00	0.00	0.00	N/A	03/11/29	--	75,000,000.00	75,000,000.00	10/11/24
2	10201217	1	OF	New York	NY	Actual/360	4.750%	237,500.00	0.00	0.00	N/A	12/06/28	--	60,000,000.00	60,000,000.00	10/06/24
3	10201218	1	RT	Saint Louis	MO	Actual/360	4.997%	246,634.30	83,534.00	0.00	N/A	11/01/28	--	59,230,485.81	59,146,951.81	10/01/24
5	10201227	1	OF	Beverly Hills	CA	Actual/360	5.150%	236,041.67	0.00	0.00	N/A	02/06/29	--	55,000,000.00	55,000,000.00	10/06/24
6	10201228	1	OF	Austin	TX	Actual/360	4.830%	173,075.00	0.00	0.00	N/A	03/06/29	--	43,000,000.00	43,000,000.00	10/06/24
7	10201229	1	OF	San Francisco	CA	Actual/360	3.850%	128,333.33	0.00	0.00	N/A	03/06/29	--	40,000,000.00	40,000,000.00	10/06/24
9	10201232	1	MU	New York	NY	Actual/360	5.150%	171,666.67	0.00	0.00	N/A	02/06/29	--	40,000,000.00	40,000,000.00	10/06/24
11	10201234	1	MF	Chicago	IL	Actual/360	4.870%	153,150.22	47,833.60	0.00	N/A	03/01/29	--	37,737,219.68	37,689,386.08	10/01/24
12	10201235	1	LO	Scottsdale	AZ	Actual/360	5.915%	174,987.50	0.00	0.00	N/A	02/06/29	--	35,500,000.00	35,500,000.00	10/06/24
13	10201236	1	OF	Denver	CO	Actual/360	4.890%	123,384.58	52,614.95	0.00	N/A	03/01/29	--	30,278,424.69	30,225,809.74	10/01/24
14	10201237	1	MF	Katy	TX	Actual/360	4.801%	124,425.92	0.00	0.00	N/A	03/01/29	--	31,100,000.00	31,100,000.00	10/01/24
15	10201238	1	RT	Various	Various	Actual/360	5.157%	121,263.92	35,257.18	0.00	01/06/29	01/06/33	--	28,214,768.63	28,179,511.45	10/06/24
16	10201239	1	OF	Tulsa	OK	Actual/360	5.250%	107,110.69	51,233.72	0.00	N/A	03/06/29	--	24,482,443.80	24,431,210.08	10/06/24
17	10201241	1	MF	Houston	TX	Actual/360	4.840%	106,781.64	38,166.97	0.00	N/A	03/06/29	--	26,474,786.99	26,436,620.02	10/06/24
18	10201242	1	MF	Toledo	OH	Actual/360	5.100%	110,493.12	36,103.32	0.00	N/A	02/06/29	--	25,998,382.19	25,962,278.87	01/06/24
19	10201243	1	OF	Cincinnati	OH	Actual/360	5.059%	99,718.01	38,092.46	0.00	N/A	12/06/28	--	23,653,215.52	23,615,123.06	10/06/24
20	10201244	1	MF	Oklahoma City	OK	Actual/360	5.190%	102,991.01	28,647.38	0.00	N/A	02/06/29	--	23,812,949.25	23,784,301.87	10/06/24
21	10201245	1	MF	Seattle	WA	Actual/360	5.000%	90,416.67	0.00	0.00	N/A	02/06/29	--	21,700,000.00	21,700,000.00	10/06/24
22	10201246	1	MU	San Mateo	CA	Actual/360	4.950%	86,625.00	0.00	0.00	N/A	03/06/29	--	21,000,000.00	21,000,000.00	10/06/24
23	10201247	1	RT	San Diego	CA	Actual/360	5.230%	87,166.67	0.00	0.00	N/A	12/01/28	--	20,000,000.00	20,000,000.00	10/01/24
24	10201248	1	OF	San Francisco	CA	Actual/360	5.000%	77,505.29	24,490.82	0.00	N/A	03/01/29	--	18,601,268.78	18,576,777.96	04/01/23
25	10201249	1	MF	Various	Various	Actual/360	5.150%	75,104.17	0.00	0.00	N/A	02/01/29	--	17,500,000.00	17,500,000.00	10/01/24
26	10201250	1	RT	Roanoke	TX	Actual/360	4.870%	66,727.63	20,964.78	0.00	N/A	02/01/29	--	16,442,127.05	16,421,162.27	10/01/24
27	10201251	1	LO	Various	TX	Actual/360	5.400%	68,497.30	24,436.05	0.00	N/A	03/06/29	--	15,221,621.33	15,197,185.28	10/06/24
28	10201252	1	LO	Audubon	PA	Actual/360	5.100%	59,513.19	23,558.13	0.00	N/A	03/01/29	--	14,003,102.36	13,979,544.23	10/01/24
29	10201253	1	LO	Phoenixville	PA	Actual/360	5.100%	59,513.19	23,558.13	0.00	N/A	03/01/29	--	14,003,102.36	13,979,544.23	10/01/24
30	10201254	1	LO	Tucson	AZ	Actual/360	5.380%	64,812.19	19,230.26	0.00	N/A	01/06/29	--	14,456,251.60	14,437,021.34	10/06/24
31	10201255	1	MU	Brooklyn	NY	Actual/360	4.790%	59,875.00	0.00	0.00	N/A	03/06/29	--	15,000,000.00	15,000,000.00	10/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	10201256	1	LO	Anaheim	CA	Actual/360	4.850%	60,220.83	0.00	0.00	N/A	02/06/29	--	14,900,000.00	14,900,000.00	10/06/24
33	10201257	1	SS	Various	Various	Actual/360	5.060%	58,653.04	19,448.42	0.00	N/A	02/06/29	--	13,909,812.61	13,890,364.19	10/06/24
34	10201258	1	OF	Indianapolis	IN	Actual/360	4.960%	49,821.66	20,983.64	0.00	N/A	01/06/29	--	12,053,627.17	12,032,643.53	10/06/24
35	10201259	1	MU	New York	NY	Actual/360	4.980%	51,460.00	0.00	0.00	N/A	03/06/29	--	12,400,000.00	12,400,000.00	10/06/24
36	10201260	1	RT	Los Angeles	CA	Actual/360	4.400%	41,676.23	11,502.37	0.00	N/A	03/06/29	--	11,366,243.71	11,354,741.34	10/06/24
37	10201261	1	SS	Various	AL	Actual/360	5.300%	49,488.81	14,926.53	0.00	N/A	03/06/29	--	11,205,013.08	11,190,086.55	10/06/24
38	10201262	1	98	Fairlawn	OH	Actual/360	4.850%	44,458.33	0.00	0.00	N/A	03/06/29	--	11,000,000.00	11,000,000.00	10/06/24
39	10201263	1	RT	Various	Various	Actual/360	4.820%	41,369.86	14,898.76	0.00	N/A	03/01/29	--	10,299,551.02	10,284,652.26	10/01/24
40	10201264	1	RT	New York	NY	Actual/360	5.100%	34,427.90	0.00	0.00	N/A	03/01/29	--	8,100,683.49	8,100,683.49	11/01/23
41	10201265	1	Various Various		Various	Actual/360	4.880%	32,191.43	13,876.09	0.00	N/A	02/06/29	--	7,915,926.35	7,902,050.26	10/06/24
42	10201266	1	RT	The Colony	TX	Actual/360	5.200%	33,880.73	10,597.25	0.00	N/A	03/01/29	--	7,818,630.16	7,808,032.91	10/01/24
43	10201267	1	MU	Brooklyn	NY	Actual/360	5.060%	31,203.33	0.00	0.00	N/A	03/06/29	--	7,400,000.00	7,400,000.00	10/06/24
44	10201268	1	SS	Sugar Land	TX	Actual/360	4.410%	19,661.25	0.00	0.00	N/A	02/06/29	--	5,350,000.00	5,350,000.00	10/06/24
45	10201269	1	RT	Houston	TX	Actual/360	5.050%	15,393.61	6,201.65	0.00	N/A	03/01/29	--	3,657,886.78	3,651,685.13	10/01/24
46	10201270	1	MF	Shreveport	LA	Actual/360	5.180%	14,606.32	5,665.09	0.00	N/A	02/06/29	--	3,383,702.63	3,378,037.54	10/06/24
Totals								4,036,452.21	665,821.55	0.00				988,171,227.04	987,505,405.49
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	55,379,778.00	55,730,693.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	7,084,979.00	8,007,591.36	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	20,322,010.38	9,588,650.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	5,881,416.15	2,708,263.97	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	1	46,452,556.00	26,021,143.83	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	9,041,959.86	4,836,766.18	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	3,489,331.95	3,891,175.44	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	3,849,469.50	6,035,174.72	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	3,922,959.00	1,821,092.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	3,148,001.00	1,928,540.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	2,740,750.37	2,761,748.89	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	5,121,322.10	4,023,403.43	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	2,988,926.12	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	2,239,589.11	1,295,195.21	01/01/23	09/30/23	07/11/24	0.00	28,689.46	145,652.27	1,283,552.68	0.00	0.00
19	1	6,726,703.88	6,261,461.36	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	2,227,094.99	2,366,481.19	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	886,945.58	456,627.97	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,692,169.13	583,140.44	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	8,660,032.00	349,876.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	783,761.00	570,257.16	01/01/23	09/30/23	12/11/23	8,964,979.22	476,995.29	64,430.12	1,357,226.97	0.00	0.00
25	1	7,978,130.00	4,592,103.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,370,410.00	1,553,501.80	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	1,479,603.34	1,691,712.71	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,435,544.75	1,515,135.29	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	3,868,905.19	3,355,460.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,126,604.35	1,106,856.03	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1	1,457,339.02	1,105,196.42	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	1,738,084.01	769,980.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,338,854.07	1,224,604.31	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	692,924.26	358,700.53	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	2,286,812.54	909,722.94	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	2,314,141.04	2,228,294.42	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,024,802.03	522,242.32	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	958,531.00	954,678.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	649,114.00	276,173.00	01/01/21	06/30/21	01/11/24	4,782,022.01	235,001.13	14,015.68	155,220.40	0.00	0.00
41	1	1,033,744.73	620,202.96	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	966,529.00	1,090,498.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	574,318.24	651,893.20	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	930,348.69	473,638.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	349,876.00	495,633.67	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals		223,225,445.26	167,722,436.11				13,747,001.23	740,685.88	224,098.07	2,796,000.05	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/24	0	0.00	0	0.00	3	52,639,740.32	1	18,576,777.96	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.901630%	4.878568%	52
09/17/24	0	0.00	0	0.00	3	52,700,334.46	1	18,601,268.78	1	8,100,683.49	1	24,482,443.80	1	1,826,960.10	0	0.00	4.901724%	4.878658%	53
08/16/24	0	0.00	0	0.00	3	52,754,426.32	1	18,623,082.18	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.902448%	4.879392%	54
07/17/24	0	0.00	0	0.00	4	79,351,855.35	1	18,644,802.06	1	8,100,683.49	1	26,062,797.97	0	0.00	0	0.00	4.902528%	4.879469%	55
06/17/24	0	0.00	0	0.00	4	79,449,479.17	1	18,669,010.63	1	8,100,683.49	1	26,581,309.16	0	0.00	0	0.00	4.902617%	4.879555%	56
05/17/24	0	0.00	0	0.00	4	79,536,864.77	1	18,690,533.61	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.902697%	4.879631%	57
04/17/24	1	26,511,431.12	0	0.00	4	79,633,724.82	1	18,714,552.42	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.902785%	4.879716%	58
03/15/24	0	0.00	2	52,883,760.93	2	26,836,563.65	1	18,735,880.16	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.902863%	4.879792%	59
02/16/24	1	26,236,065.64	2	34,827,930.76	1	18,762,305.87	1	18,762,305.87	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.859001%	4.836324%	57
01/18/24	2	34,861,346.87	0	0.00	1	18,783,428.88	1	18,783,428.88	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.868242%	4.845786%	56
12/15/23	1	60,000,000.00	0	0.00	1	18,804,461.34	1	18,804,461.34	1	8,100,683.49	0	0.00	1	1,449,316.51	0	0.00	4.868334%	4.845876%	57
11/17/23	0	0.00	0	0.00	2	28,378,007.42	1	18,828,007.42	1	9,550,000.00	0	0.00	0	0.00	0	0.00	4.868743%	4.846291%	58
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	10201242	01/06/24	8	3	145,652.27	1,283,552.68	0.00	26,267,304.83	03/11/24	98
24	10201248	04/01/23	17	3	64,430.12	1,357,226.97	219,164.37	18,979,809.45	07/07/23	98		08/25/23
40	10201264	11/01/23	10	3	14,015.68	155,220.40	110,945.66	8,100,683.49	01/10/22	7			12/05/23
Totals					224,098.07	2,796,000.05	330,110.03	53,347,797.77
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		1,918,651,788	1,813,372,307	51,924,558		53,354,923
> 60 Months		56,359,023	56,359,023	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	987,505,405	934,865,665	0	0	44,539,057	8,100,683
Sep-24	988,171,227	935,470,893	0	0	25,998,382	26,701,952
Aug-24	990,588,776	937,834,350	0	0	26,030,661	26,723,766
Jul-24	991,176,704	911,824,849	0	0	52,606,370	26,745,486
Jun-24	991,826,531	912,377,052	0	0	52,679,785	26,769,694
May-24	992,408,888	912,872,023	0	0	52,745,648	26,791,217
Apr-24	993,053,346	886,908,190	26,511,431	0	52,818,489	26,815,236
Mar-24	993,630,180	913,909,855	0	52,883,761	0	26,836,564
Feb-24	1,054,282,533	974,456,231	26,236,066	26,727,247	0	26,862,989
Jan-24	1,091,648,793	1,038,004,017	26,760,663	0	0	26,884,112
Dec-23	1,092,180,681	1,005,275,536	60,000,000	0	0	26,905,145
Nov-23	1,094,219,046	1,065,841,039	0	0	0	28,378,007
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	10201217	60,000,000.00	60,000,000.00	505,000,000.00	10/25/18	8,007,591.36	0.91000	--	12/06/28	I/O
16	10201239	24,431,210.08	24,431,210.08	64,100,000.00	04/11/19	4,023,403.43	1.31000	--	03/06/29	292
18	10201242	25,962,278.87	26,267,304.83	30,100,000.00	05/31/24	1,295,195.21	0.98000	--	02/06/29	293
24	10201248	18,576,777.96	18,979,809.45	10,040,000.00	08/21/24	570,257.16	0.77000	--	03/01/29	293
40	10201264	8,100,683.49	8,100,683.49	1,900,000.00	09/01/24	276,173.00	1.12000	--	03/01/29	I/O
Totals		137,070,950.40	137,779,007.85	611,140,000.00		14,172,620.16
						2 Resolution Strategy Code
						1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
						2 - Foreclosure	7 - REO		11- Full Payoff
						3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
						4 - Extension	9 - Pending Return to Master Servicer		13 - TBD
						5 - Note Sale	98 - Other

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	10201217	OF	NY	09/18/24	13
"	10/11/2024 Imminent default due to cash flow issues.
"

16	10201239	OF	OK	03/18/24	8
"	The loan is secured by mortgages on nine (9) office buildings each located in Tulsa, OK.
9/30/2024 Loan is being transferred back to Master Servicer from Special Servicer effective 9/30/2024. Loan has been reinstated due to the modification da ted 9/5/2024.
9/11/2024 Borrower and Lender entered into a loan modification, effective 9/5/2024. SS is coordinating with the MS to return the loan. See Loan Modification Template.
"

18	10201242	MF	OH	03/11/24	98
"	10/11/2024 Loan transferred to special servicing effective 3/11/24. The loan is in default and remains past due for the February 2024 payment. An executed PNA is in place.

Lender and Borrower entered into a Forbearance Agreement, effective 6/28/2 4. As part of the agreement, Borrower has consented to an agreed order appointing receiver and an agreed judgment and decree of foreclosure, which Lender is holding in escrow. Upon any of the following events, Lender may file the agreed orders: (a) Expiration or termination of the forbearance agreement; and (b) An event of default under the Agreement and/or Loan Documents.

In August, Borrower and a prospective buyer entered into a purchase contract. As part of the potential sale transaction, the buyer indicated that they would like to assume the loan and thus, Borrower has submitted a loan assumption consent request. Recently, SS, Borrower and buyer have been unable to agree to mutually acceptable terms and thus, SS has directed counsel to file the agree d orders in October following termination of the Forbearance Agreement. Effective 6/28/24, the parties entered into a 90-day forbearance through 9/30/24 to forbear from any remedies available to Lender as a result of Existing Defaults.
"

24	10201248	OF	CA	07/07/23	98
"

10/11/2024 Loan transferred to Special Servicing on 07/7/2023 due to payment default. Borrower consented to the appointment of a receiver and the receivership was granted on 11.3.23. The receiver has engaged a local third party leasing and property management company. The Borrower has proposed a discounted payoff of the loan. Special Servicer is evaluating the offer and concurrently dual tracking review of pre-foreclosure due diligence to determine best strategy going forward.
"

40	10201264	RT	NY	01/10/22	7
"

10/11/2024 Loan transferred to special servicing on 1/10/22 and transferred to ASC as successor Special Servicer on 2/16/23. Lender and former tenant successfully completed settlement agreement on the remaining lease obligations of tenant. Lender had the winning bid at the foreclosure sale that occurred 10/25/2023. A lease for 100% of the NRA (2,726 SF) was executed with Joe & The Juice. The tenant is expected to commence rent in early Q1 2025. The Special Servicer is working to engage a brokerage firm to market the REO property for sale.
.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
8	10201230	1 0.00	5.34000%	0.00	5.34000%	8	01/05/21	01/05/21	09/13/21
8	10201230	1 0.00	5.34000%	0.00	5.34000%	8	09/13/21	01/05/21	01/05/21
16	10201239	1 0.00	5.25000%	0.00	5.25000%	8	09/05/24	09/05/24	09/05/24
17	10201241	1 0.00	4.84000%	0.00	4.84000%	8	05/31/24	05/31/24	05/31/24
18	10201242	1 0.00	5.10000%	0.00	5.10000%	10	06/28/24	06/28/24	06/28/24
27	10201251	1 0.00	5.40000%	0.00	5.40000%	10	06/04/20	06/04/20	04/06/20
27	10201251	1 0.00	5.40000%	0.00	5.40000%	10	04/06/20	06/04/20	06/04/20
32	10201256	1 0.00	4.85000%	0.00	4.85000%	8	04/11/22	02/11/22	02/11/22
32	10201256	1 0.00	4.85000%	0.00	4.85000%	8	02/11/22	02/11/22	04/11/22
Totals				0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	7,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	4,080.41	0.00	0.00	0.00	0.00	0.00	(21.14)	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	1,449.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	(16,860.69)	0.00	0.00	0.00	0.00	0.00	8,366.72	0.00	0.00	0.00
24	0.00	0.00	3,875.26	0.00	0.00	37,316.73	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	20,303.67	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,094.98	0.00	1,449.49	57,620.40	0.00	0.00	8,345.58	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		69,510.45

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Supplemental Notes
Risk Retention

Pursuant to the TSA and the EU Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "EURisk Retention Special Notices" tab for the Hudson Yards 2019-30HY

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party'scompliance with the EU Retention Covenant and the EU Hedging Covenant under the EU Retention Rules. Investors should refer to the

Certificate Administrator's website for all suchinformation.Disclosable Special Servicer Fees would be disclosed here.

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